ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
Payables to investors of online lending platform			$ 1,795,066
Accrued payroll and welfare	$ 1,305,857	$ 1,176,442	1,306,509
Payables to drivers from aggregation platforms	845,726	806,921	2,352,264
Deposits	555,513	783,830	1,639,681
Accrued expenses	261,085	94,106	6,090
Other taxes payable	113,083	5,260	398,220
Loan repayments received on behalf of financial institutions	63,989	28,704	839,770
Payables for expenditures on automobile transaction and related services	26,562	56,222	159,388
Other payables	11,770	2,422	446,670
Total accrued expenses and other liabilities	3,183,585	2,953,907	8,943,658
Continuing operations
ACCRUED EXPENSES AND OTHER LIABILITIES
Total accrued expenses and other liabilities	2,715,209	2,444,367	2,873,227
Discontinued operations
ACCRUED EXPENSES AND OTHER LIABILITIES
Total accrued expenses and other liabilities	$ 468,376	$ 509,540	$ 6,070,431